RENT OBLIGATION (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
RENT OBLIGATION [Abstract]
Operating Leases, Rent Expense	$ 18,433	$ 17,609	$ 64,753	$ 61,150
Lease Expiration Date	Jan. 31, 2018		Jan. 31, 2018
Lease Period Extended	5 years		5 years